Shareholder Report, Holdings (Details) - C000006391	Dec. 31, 2024
Tencent Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.60%
Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.60%
Delta Electronics (Thailand) PCL---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.20%
Xiaomi Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
Naspers Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.80%
America Movil SAB de CV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.60%
Turkcell Iletisim Hizmetleri AS---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.60%
Samsung Electronics Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.60%
Bharti Airtel Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.50%
Bidvest Group Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.50%
RegionDeveloped Europe
Holdings [Line Items]
Percent of Total Investments	0.70%
RegionNorth America
Holdings [Line Items]
Percent of Total Investments	0.90%
RegionAfrica
Holdings [Line Items]
Percent of Total Investments	9.20%
RegionMiddle East
Holdings [Line Items]
Percent of Total Investments	11.00%
RegionEmerging Europe
Holdings [Line Items]
Percent of Total Investments	12.50%
RegionLatin America
Holdings [Line Items]
Percent of Total Investments	13.50%
RegionAsia
Holdings [Line Items]
Percent of Total Investments	52.20%